5. Risk Management (Details 4) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing		R$ 14,937,415
Accounts payables to suppliers and contractors		344,947
Services payable		408,275	R$ 460,054
Public-Private Partnership - PPP	[1]	6,807,392
Program contract commitments		269,753
2018
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing		2,221,645
Accounts payables to suppliers and contractors		344,947
Services payable		408,275
Public-Private Partnership - PPP	[1]	185,816
Program contract commitments		128,820
2019
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing		2,321,046
Accounts payables to suppliers and contractors		0
Services payable		0
Public-Private Partnership - PPP	[1]	368,156
Program contract commitments		92,505
2020
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing		2,648,021
Accounts payables to suppliers and contractors		0
Services payable		0
Public-Private Partnership - PPP	[1]	368,156
Program contract commitments		15,639
2021
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing		1,134,162
Accounts payables to suppliers and contractors		0
Services payable		0
Public-Private Partnership - PPP	[1]	368,156
Program contract commitments		15,779
2022
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing		1,077,914
Accounts payables to suppliers and contractors		0
Services payable		0
Public-Private Partnership - PPP	[1]	368,156
Program contract commitments		1,029
2023 onwards
SummaryOfRiskManagementLineItems [Line Items]
Borrowings and financing		5,534,627
Accounts payables to suppliers and contractors		0
Services payable		0
Public-Private Partnership - PPP	[1]	5,148,952
Program contract commitments		R$ 15,981

[1]	The Company also considered future commitments (construction not yet performed) still not recognized in the financial statements related to Sao Lourenco PPP, due to the relevance of future cash flows, the impacts on its operations and the fact the Company already has formalized this commitment through an agreement signed by the parties.